15 Labor and social obligations (Details 2)		12 Months Ended
		Dec. 31, 2020 Number $ / shares	Dec. 31, 2019 Number $ / shares	Dec. 31, 2018 Number	Dec. 31, 2017 Number
Number of stock options
Outstanding at the beginning	[1]			1,291,248
Granted	[1]		293,860	1,434,720
Forfeited	[1]
Exercised	[1]		(1,842,428)	(143,472)
Expired	[1]
Outstanding at the ending	[1]			1,291,248
Weighted average exercise price
Outstanding at the beginning | $ / shares		$ 74.53
Granted | $ / shares		94.55
Forfeited | $ / shares		74.57
Exercised | $ / shares		96.20
Outstanding at the ending | $ / shares		$ 78.22	$ 74.53
Stock option [member]
Number of stock options
Outstanding at the beginning		2,510,983	2,364,214
Granted		477,220	2,364,214
Forfeited		(274,359)
Exercised		(56,092)
Expired
Outstanding at the ending		2,510,983	2,364,214

[1]	The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.